Capital and Financial Risk Management - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 19, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents	$ 191,081	$ 149,866		$ 465,708	$ 403,881
Short-term investments	136,062	200,229
Investments held at fair value	$ 317,841	$ 251,892		$ 493,888
Bristol Myers Squibb | Karuna
Capital And Financial Risk Management [Line Items]
Business combination, share price paid (in dollars per share) | $ / shares	$ 330
Karuna, Vor and Akili
Capital And Financial Risk Management [Line Items]
Investments held at fair value	$ 292,831
Karuna
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value | shares	886,885
Investment percentage related to common share	96.00%
Vor
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value | shares	2,671,800
Akili
Capital And Financial Risk Management [Line Items]
Number of shares held (in shares) | shares			12,527,477
Equity price risk | Karuna, Vor and Akili
Capital And Financial Risk Management [Line Items]
Sensitivity analysis for equity price risk, impact on pre-tax earnings, percentage	0.10
Sensitivity analysis for equity price risk, impact on pre-tax earnings	$ 29,283
Sonde
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method	$ 3,185